SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
January 1,	$ 2,497	$ 1,247
Charges to expenses	3,142	2,100
Write offs	(984)	(864)
Assumed from business combinations	2,066
Foreign currency translation adjustments	62	14
December 31,	$ 6,783	$ 2,497